Filed Pursuant to Rule 497(e)
1933 Act File No. 333-191807
1940 Act File No. 811-22899

Capital Guardian Funds Trust

November 7, 2014

On behalf of Capital Guardian Funds Trust (the “Trust”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated October 29, 2014, to the Prospectus for Capital Guardian Core Balanced Fund, which was filed pursuant to Rule 497(e) on October 29, 2014.  The purpose of this filing is to submit the 497(e) filing dated October 29, 2014 in XBRL format for Capital Guardian Core Balanced Fund.

The XBRL exhibits attached hereto consist of the following:

Exhibit	Exhibit No.

Instance Document	EX-101.INS

Schema Document	EX-101.SCH

Calculation Linkbase Document	EX-101.CAL

Definition Linkbase Document	EX-101.DEF

Label Linkbase Document	EX-101.LAB

Presentation Linkbase Document	EX-101.PRE